Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax expense
Income tax expense was comprised of the following for the dates indicated below:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$1,022,082	$1,056,002	$1,833,069
State	191,999	285,699	267,904
Total Current Tax Expense	1,214,081	1,341,701	2,100,973
Deferred:
Federal	696,638	722,699	192,051
State	9,761	2,699	10,144
Total Deferred Tax Expense	706,399	725,398	202,195
Total Income Tax Expense	$1,920,480	$2,067,099	$2,303,168

Income tax reconciliation
The Company's income taxes differ from those computed at the statutory federal income tax rate, as follows:

	Years Ended December 31,
	2016	2015	2014
Tax at Statutory Income Tax Rate	$2,667,347	$2,782,229	$2,758,729
State Tax and Other	(26,284)	(41,986)	66,738
Tax Exempt Interest	(732,087)	(684,708)	(534,325)
Valuation Allowance	11,504	11,564	12,026
Total Income Tax Expense	$1,920,480	$2,067,099	$2,303,168

Deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2016 and 2015 are presented below.

	December 31,
	2016	2015
Deferred Tax Assets:
Deferred Compensation	$620,256	$558,870
Provision for Loan Losses	2,873,574	2,846,867
Other Real Estate Owned	106,107	1,004,332
Net Fees Deferred for Financial Reporting	97,273	112,782
Net Operating Losses	243,279	231,775
Other	292,402	205,009
Total Gross Deferred Tax Assets	4,232,891	4,959,635
Less: Valuation Allowance	(243,279)	(231,775)
Net Deferred Tax Assets	3,989,612	4,727,860

Deferred Tax Liabilities:
FHLB Stock Basis Over Tax Basis	114,577	114,630
Depreciation	386,940	420,568
Prepaid Expenses	44,103	42,271
Unrealized Gain on Securities Available for Sale	714,584	2,604,222
Total Gross Deferred Tax Liability	1,260,204	3,181,691
Net Deferred Tax Asset	$2,729,408	$1,546,169